UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02151

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Bancroft Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Portfolio of Investments (unaudited) July 31, 2009
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - 75.2%

Aerospace and Defense - 1.3%
Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1)	$1,000,000	$1,028,750

Banking/Savings and Loan - 1.2%
National City Corp. 4%, due 2011 cv. sr. notes (A3)	1,000,000	997,500

Computer Hardware - 4.5%
EMC Corp. 1.75%, due 2013 cv. sr. notes (A-)	1,000,000	1,131,250
NETAPP, Inc. 1.75%, due 2023 cv. sr. notes (NR)	1,500,000	1,464,375
Richardson Electronics, Ltd. 8%, due 2011 cv. sr. sub. notes (NR)	1,000,000	835,000
Verigy Ltd. 5.25%, due 2014 cv. sr. notes (NR) (Acquired 07/10/09; Cost $250,000) (1)	250,000	305,625
		3,736,250
Computer Software - 5.0%
Blackboard Inc. 3.25%, due 2027 cv. sr. notes (BB-)	2,000,000	1,927,500
GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (NR)	1,500,000	1,271,250
Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (NR)
(performance formerly linked to Microsoft Corp. common stock) (2,3)	1,500,000	127,500
Sybase, Inc. 3.5%, due 2029 cv. sr. notes (NR) (Acquired 07/29/09 and 07/30/09; Cost $750,000) (1)	750,000	781,875
		4,108,125
Consumer Goods - 2.6%
Chattem, Inc. 1.625%, due 2014 cv. sr. notes (NR)	1,307,000	1,279,226
Regis Corp. 5%, due 2014 cv. sr. notes (NR)	750,000	830,625
		2,109,851
Energy - 10.3%
Chesapeake Energy Corp. 2.75%, due 2035 contingent cv. sr. notes (Ba3) (4)	1,910,000	1,704,675
Covanta Holding Corp. 1%, due 2027 cv. sr. deb. (Ba3) (4)	1,750,000	1,550,938
McMoRan Exploration Co. 5.25%, due 2011 cv. sr. notes (NR)	1,337,000	1,201,629
Oil States International, Inc. 2.375%, due 2025 contingent cv. sr. notes (NR)	1,575,000	1,714,781
SunPower Corp. 1.25%, due 2027 cv. sr. deb. (NR)	1,500,000	1,310,625
Trina Solar Ltd. 4%, due 2013 cv. sr. notes (NR)
(exchangeable for ADS representing common shares)	1,000,000	1,002,500
		8,485,148
Financial Services - 4.2%
Old Republic International Corp. 8%, due 2012 cv. sr. notes (BBB)	1,250,000	1,370,313
Euronet Worldwide, Inc. 3.50%, due 2025 cv. deb. (B+) (4)	2,250,000	2,041,875
		3,412,188
Foods - 3.9%
Central European Distribution Corp. 3%, due 2013 cv. sr. notes (B-)	1,400,000	1,078,000
The Great Atlantic & Pacific Tea Company, Inc. 5.125%, due 2011 cv. sr. notes (Caa1)	525,000	500,063
The Great Atlantic & Pacific Tea Company, Inc. 6.75%, due 2012 cv. sr. notes (Caa1)	700,000	605,500
Tyson Foods, Inc. 3.25%, due 2013 cv. sr. notes (BB)	1,000,000	1,013,750
		3,197,313
Healthcare - 8.8%
China Medical Technologies, Inc. 4%, due 2013 cv. sr. sub. notes (NR)
(exchangeable for ADS representing common stock)	1,750,000	1,139,688
Greatbatch, Inc. 2.25%, due 2013 cv. sub. deb. (NR) (4)	1,500,000	1,276,875
Kinetic Concepts, Inc. 3.25%, due 2015 cv. sr. notes (B+)	2,000,000	1,752,500
Millipore Corp. 3.75%, due 2026 cv. sr. notes (BB-) (4)	1,750,000	1,800,313
Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B3) (4)	500,000	373,125
SonoSite Inc. 3.75%, due 2014 cv. sr. notes (NR)	1,000,000	898,750
		7,241,251
Information Technology - 0.7%
Itron, Inc. 2.50%, due 2026 cv. sub. deb. (B-)	500,000	536,250

Bancroft Fund Ltd. - Portfolio of Investments (continued) July 31, 2009
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Minerals and Mining - 1.3%
Goldcorp Inc. 2%, due 2014 cv. sr. notes (BBB+)
(Acquired 06/02/09; Cost $1,000,000) (1)	$1,000,000	$1,059,100

Multi-Industry - 3.5%
Diversa Corp. 5.5%, due 2027 cv. sr. notes (NR) (exchangeable for Verenium Corp. common stock)	750,000	167,813
LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (NR)	3,000,000	2,685,000
		2,852,813
Pharmaceuticals - 7.3%
Biovail Corp. 5.375%, due 2014 cv. sr. notes (NR) (Acquired 06/04/09; Cost $125,000) (1)	125,000	140,938
Cephalon, Inc. 2.5%, due 2014 cv. sr. sub. notes (NR)	1,000,000	1,045,000
Endo Pharmaceuticals Holdings, Inc. 1.75%, due 2015 cv. sr. sub. notes (NR)
(Acquired 01/15/09, 04/02/09 and 05/04/09; Cost $1,264,897) (1)	1,500,000	1,372,500
Mylan Inc. 3.75%, due 2015 cash cv. notes (B+)	1,000,000	1,191,250
Mylan Laboratories, Inc. 1.25%, due 2012 cv. sr. notes (B+)	500,000	451,250
Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026 cv. sr. deb. (Baa2)
(exchangeable for Teva Pharmaceutical Industries Ltd. ADR)	1,500,000	1,811,250
		6,012,188
Retail - 1.8%
RadioShack Corp. 2.5%, due 2013 cv. sr. notes (BB)	1,500,000	1,464,375

Semiconductors - 3.4%
Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (4)	2,000,000	1,755,000
Intel Corp. 3.25%, due 2039 jr. sub. cv. deb. (A-) (4)	500,000	503,750
LSI Corp. 4%, due 2010 cv. sub. notes. (NR)	500,000	491,250
		2,750,000
Telecommunications - 13.1%
ADC Telecommunications Inc. floating rate, due 2013 cv. sub. notes (NR)	1,775,000	1,353,438
Anixter International Inc. 1%, due 2013 cv. sr. notes (BB-)	1,250,000	1,043,750
CommScope, Inc. 3.25%, due 2015 cv. sr. sub. notes (B)	500,000	579,375
Comtech Telecommunications Corp. 3%, due 2029 cv. sr. notes (NR) (Acquired 05/04/09; Cost $1,000,000) (1)	1,000,000	1,062,500
Equinix, Inc. 2.5%, due 2012 cv. sub. notes (B-)	2,200,000	2,112,000
General Cable Corp. 1%, due 2012 cv. sr. notes (B1)	1,500,000	1,267,500
NII Holdings, Inc. 2.75%, due 2025 cv. notes (NR)	1,750,000	1,682,188
SAVVIS, Inc. 3%, due 2012 cv. sr. notes (NR)	2,000,000	1,665,000
		10,765,751
Transportation - 1.9%
ExpressJet Holdings, Inc. 4.25%, due 2023 cv. notes (NR)	800,000	567,000
JetBlue Airways Corp. 3.75%, due 2035 cv. deb. (Ca)	1,000,000	982,500
		1,549,500
Travel and Leisure - 0.6%
Morgans Hotel Group 2.375%, due 2014 cv. sr. sub. notes (NR)	1,000,000	512,500

TOTAL CONVERTIBLE BONDS AND NOTES		61,818,853

CORPORATE BONDS AND NOTES - 0.9%

Retail - 0.9%
Amerivon Holdings LLC 4%, due 2010 units (NR)
(Acquired 06/01/07; Cost $1,500,000) (1,2,5)	1,500,000	750,000

Bancroft Fund Ltd. - Portfolio of Investments (continued) July 31, 2009
		Value
	Shares	(Note 1)
CONVERTIBLE PREFERRED STOCKS - 11.3%

Banking/Savings and Loan - 5.2%
Bank of America Corp. 7.25% non-cum. perpetual cv. pfd., series L (B3)	1,000	$840,000
New York Community Bancorp, Inc. 6% BONUSES units (Baa1)	39,179	1,449,623
Sovereign Capital Trust IV 4.375% PIERS (Baa2) (exchangeable for Sovereign Bancorp, Inc. common stock) (4)	14,000	317,800
Wells Fargo Corp perpetual 7.5% cv. pfd., series L (Ba3)	2,000	1,679,920
		4,287,343
Chemicals - 1.6%
Celanese Corp. 4.25% perpetual cv. pfd. (NR)	40,000	1,320,000

Energy - 1.5%
Whiting Petroleum Corp. 6.25% perpetual cv. pfd. (B-)	10,000	1,222,800

Foods - 1.4%
Bunge Limited 4.875% cum. perpetual cv. pfd. (Ba1)	12,500	1,150,000

Minerals and Mining - 1.6%
Freeport-McMoRan Copper & Gold Inc. 5.5% perpetual cv. pfd. (BB)	1,000	1,305,010

TOTAL CONVERTIBLE PREFERRED STOCKS		9,285,153

MANDATORY CONVERIBLE SECURITIES - 8.4% (6)

Energy - 3.7%
Bristow Group Inc. 5.5%, due 09/15/09 mandatory cv. pfd. (B)	20,000	905,800
Great Plains Energy, Inc. 12%, due 06/15/12 equity units (NR) (4)	20,000	1,168,600
Merrill Lynch & Co., Inc. 5.4%, due 09/27/10 PRIDES (A+) (linked to the performance of ConocoPhillips common stock)	2,000	993,420
		3,067,820
Foods - 0.1%
Lehman Brothers Holdings Inc. 6%, due 10/12/10 PIES (NR)
(formerly exchangeable for General Mills, Inc. common stock) (2,3)	50,000	106,250

Minerals and Mining - 3.2%
Freeport-McMoRan Copper & Gold Inc. 6.75%, due 05/01/10 mandatory cv. pfd. (BB)	10,000	922,400
Vale Capital Ltd. 5.5%, due 06/15/10 mandatory cv. notes (BBBH)
(exchangeable for ADS representing Companhia Vale do Rio Doce common stock)	30,000	1,240,200
Vale Capital Ltd. 5.5%, due 06/15/10 mandatory cv. notes (BBBH)
(exchangeable for ADS representing Companhia Vale do Rio Doce Preference A Shares)	10,000	425,000
		2,587,600
Pharmaceuticals - 1.4%
Schering-Plough Corp. 6%, due 08/13/10 mandatory cv. pfd. (Baa3)	5,000	1,166,200

TOTAL MANDATORY CONVERTIBLE SECURITIES (6)		6,927,870

COMMON STOCKS - 0.4%
Banking/Savings and Loan - 0.4%
Fifth Third Bancorp	36,000	$342,000

Total Convertible Bonds and Notes - 75.2%		$61,818,853
Total Corporate Bonds and Notes - 0.9%		750,000
Total Convertible Preferred Stocks - 11.3%		9,285,153
Total Mandatory Convertible Securities - 8.5%		6,927,870
Total Common Stocks - 0.4%		342,000
Total Investments - 96.3%		79,123,876
Other assets and liabilities, net - 3.7%		3,060,252
Total Net Assets - 100.0%		$82,184,128

(1) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act of 1933, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at July 31, 2009 was $5,472,538, which represented 6.7% of the Fund’s net assets.

(2) Investment is valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The market value of these securities amounted to $983,750 at July 31, 2009, which represented 1.2% of the Fund’s net assets.

(3) In default.

(4) Contingent payment debt instrument (See Note 2 on following page).

(5) Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. As of July 31, 2009, the Fund was invested in the following restricted securities:

Amerivon Holdings LLC 4% units containing cv. promissory note and warrants due 2010, acquired June 1, 2007.

(6) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

Investment Abbreviations

ADR - American Depositary Receipts.

ADS - American Depositary Shares.

BONUSES - Bifurcated Option Note Unit Securities.

PIES - Premium Income Exchangeable Securities.

PIERS - Preferred Income Equity Redeemable Securities.

PRIDES - Preferred Redeemable Increased Dividend Equity Securities.

Ratings in parentheses by Moody’s Investors Service, Inc. or Standard & Poor’s. NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings *
AA	0%
A	7%
BBB	11%
BB	20%
B	20%
CCC	1%
CC	1%
Not Rated	40%

* Excludes equity securities and cash.

Bancroft Fund Ltd. - Selected Notes to Financial Statements (unaudited)

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received. Contingent interest income amounted to approximately 10 cents per share for the nine months ended July 31, 2009. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At July 31, 2009, there were unrealized losses of approximately 42 cents per share on contingent payment debt instruments.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:

Cost basis of investments	$ 86,316,160.

Gross unrealized appreciation	4,808,012.
Gross unrealized depreciation	(12,000,304)
Net unrealized depreciation	$ (7,192,292)

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”), (17 CFR 270.30a-3(c))) are effective as of August 11, 2009 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: September 25, 2009

By: /s/Gary I. Levine

Gary I. Levine
Chief Financial Officer
(Principal Financial Officer)

Date: September 25, 2009